Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Sep. 27, 2013
Fair Value Disclosures [Abstract]
Fair Value of Assets and Liabilities Measured on a Recurring Basis
The following tables provide a summary of the significant assets and liabilities that are measured at fair value on a recurring basis at September 27, 2013 and September 28, 2012:

(Dollars in Millions)	2013	Basis of Fair Value Measurement
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign currency contracts	$17	$—	$17	$—
Total assets at fair value	$17	$—	$17	$—
Liabilities:
Foreign currency contracts	$39	$—	$39	$—
Deferred compensation liabilities	114	—	114	—
Contingent consideration	127	—	—	127
Total liabilities at fair value	$280	$—	$153	$127

(Dollars in Millions)	2012	Basis of Fair Value Measurement
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign currency contracts	$21	$—	$21	$—
Debt and equity securities held in rabbi trust	36	21	15	—
Total assets at fair value	$57	$21	$36	$—
Liabilities:
Foreign currency contracts	$30	$—	$30	$—
Deferred compensation liabilities	103	—	103	—
Contingent consideration	108	—	—	108
Total liabilities at fair value	$241	$—	$133	$108

Reconciliation of Changes in Fair Value of Contingent Consideration
The following is a reconciliation of changes in the fair value of contingent consideration:

(Dollars in Millions)
Balance at September 30, 2011	$—
Acquisition date fair value of contingent consideration	153
Change in fair value included in selling, general and administrative expenses	5
Payments	(50)
Balance at September 28, 2012	108
Acquisition date fair value of contingent consideration	122
Change in fair value included in selling, general and administrative expenses	(3)
Payments	(100)
Balance at September 27, 2013	$127

Schedule of Accounts Receivable Outstanding for Spain, Italy and Portugal
The Company’s aggregate accounts receivable, net of the allowance for doubtful accounts, in Spain, Italy and Portugal and as a percent of the Company’s total accounts receivable at the end of each fiscal year are as follows:

(Dollars in Millions)	2013	2012	2011
Accounts receivable, net in Spain, Italy and Portugal	$406	$391	$563
Percentage of total accounts receivable, net	27%	23%	32%